Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
The Company’s major classes of property, plant, and equipment were as follows:

	December 31, 2014	December 31, 2013	Depreciable Lives
	(In millions)
Facilities and equipment	$4,709	$2,373	2 - 40 Years
Land and improvements	87	86
Construction in progress	8	6
Total property, plant and equipment	4,804	2,465
Accumulated depreciation	(338)	(174)
Net property, plant and equipment	$4,466	$2,291